                           GENERAL AMERICAN INVESTORS
                                 COMPANY, INC.

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1997


                        A Closed-End Investment Company
                     listed on the New York Stock Exchange


                              450 LEXINGTON AVENUE
                              NEW YORK, N.Y. 10017
                          212-916-8400 1-800-436-8401

                               TO THE STOCKHOLDERS

--------------------------------------------------------------------------------

     For the quarter ended September 30, 1997, the total return (assuming reinvestment of all dividends) on the net asset value per share of General American Investors Company was 11%. By comparison, the rate of return (including income) for the Standard & Poor's 500 Stock Index was 7.5%. For the nine months ended September 30, 1997, the return for the Company was 27.4%; this compares to a return of 29.6% for the S&P 500. For the twelve months ended September 30, 1997, the return for the Company was 34.4% which compares to a return of 40.4% for the S&P 500.

     The net assets of the Company as of September 30, 1997, as set forth in the accompanying financial statements (unaudited), were $711,477,851, equal to $31.44 per share of Common Stock.

     The increase in net assets resulting from operations for the nine months was $150,440,414. Net realized capital gains on securities sold were $50,183,925 ($2.22 per share); the increase in unrealized appreciation was $96,007,786. Net investment income for the nine months was $4,248,703.

     During the nine months, 1,384,100 shares of the Company's Common Stock were repurchased for $31,979,778 at an average discount from net asset value of 15.5%.

     The Taxpayer Relief Act, enacted on August 5, 1997, changed the taxation of capital gains on sales of securities and, as a consequence, the taxation of the capital gains realized on sales of securities by the Company in the nine months ended September 30, 1997 is as follows:

                         Net Capital          Amount
                           Gains            Per Share
                         -----------        ---------
Portion of Net Capital
Gains taxable at a
maximum rate of 28%      $23,569,747          $1.04

Portion of Net Capital
Gains taxable at a
maximum rate of 20%       26,614,178           1.18
                         ------------       ---------
Total                    $50,183,925          $2.22
                         ============       =========


We recommend that you consult your tax adviser for assistance on these and other tax matters.

By Order of the Board of Directors,

GENERAL AMERICAN INVESTORS COMPANY, INC.

Spencer Davidson
President and Chief Executive Officer

2       STATEMENT OF ASSETS AND LIABILITIES  September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors

ASSETS
-------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE ( NOTE 1a )
  Common stocks (cost $308,535,948) ...................                  $627,534,175
  Convertible corporate notes (cost $4,940,000) .......                     8,933,750
  Corporate discount notes (cost $73,656,391) .........                    73,656,391
                                                                         ------------
     Total Investments (cost $387,132,339).............                   710,124,316

CASH, RECEIVABLES AND OTHER ASSETS
  Cash ................................................   $     22,826
  Receivable for securities sold ......................      3,994,199
  Dividends, interest and other receivables ...........      4,417,971
  Other ...............................................        782,907      9,217,903
                                                           -----------    -----------

TOTAL ASSETS ..........................................                   719,342,219


LIABILITIES
-------------------------------------------------------------------------------------
   Payable for securities purchased ...................      3,745,389
   Accrued expenses and other liabilities .............      4,118,979
                                                           -----------

TOTAL LIABILITIES .....................................                     7,864,368
                                                                         ------------

NET ASSETS ............................................                  $711,477,851
                                                                         ============


NET ASSETS
-------------------------------------------------------------------------------------
   Common Stock,  $1 par value (note 2)
      Authorized  30,000,000  shares; outstanding
        22,627,131 share (exclusive of
        1,487,285 shares in Treasury) .................   $ 22,627,131
   Paid-in Capital ( note 2 ) .........................    312,608,774
   Undistributed realized gain on securities sold ......    49,996,328
   Undistributed net income ...........................      3,253,641
   Unrealized appreciation on investments (including
      aggregate gross unrealized appreciation of
      $336,359,508) ...................................    322,991,977
                                                          ------------

TOTAL NET ASSETS ......................................                  $711,477,851
                                                                         ============

NET ASSET VALUE PER SHARE .............................                  $      31.44
                                                                         ============

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   Nine Months
                                                      Ended         Year Ended
                                               September 30, 1997   December 31,
OPERATIONS                                        (Unaudited)          1996
--------------------------------------------------------------------------------
   Net investment income .....................   $   4,248,703    $   5,189,266
   Net realized gain on sales of securities ..      50,183,925       61,830,203
   Net increase in unrealized appreciation ...      96,007,786       26,713,604
                                                 -------------    -------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .................     150,440,414       93,733,073
                                                 -------------    -------------

DISTRIBUTIONS TO STOCKHOLDERS
--------------------------------------------------------------------------------
   From net income, including
     short-term capital gain .................      (1,417,469)      (4,446,885)
   From long-term capital gain ...............     (10,394,776)     (57,682,349)
                                                   -------------    -------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS ....     (11,812,245)     (62,129,234)
                                                  -------------    -------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

   Value of Common Shares issued in payment
     of dividends (note 2) ...................       7,232,767       34,645,324
   Cost of Common Shares purchased (note 2) ..     (31,979,778)     (42,345,895)
                                                  -------------    -------------
DECREASE IN NET ASSETS - CAPITAL TRANSACTIONS      (24,747,011)     ( 7,700,571)
                                                  -------------    -------------
NET INCREASE IN NET ASSETS ...................     113,881,158       23,903,268

NET ASSETS
--------------------------------------------------------------------------------

BEGINNING OF PERIOD ..........................     597,596,693      573,693,425
                                                 --------------    -------------

END OF PERIOD (including undistributed net
   income of $3,253,641 and distributions
   in excess of net income of $779,270,
   respectively) .............................   $ 711,477,851    $ 597,596,693
                                                 =============    =============

( see notes to financial statements )

 3    STATEMENT OF OPERATIONS  Nine Months Ended September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors


INCOME
--------------------------------------------------------------------------------
   Dividends (net of foreign withholding taxes
     of $176,408) ................................    $ 4,911,616
   Interest ......................................      3,634,821
   Investment advisory fees (note 1c) ............         73,040  $   8,619,477
                                                      -----------


EXPENSES
--------------------------------------------------------------------------------
   Investment research ...........................      2,008,995
   Administration and operations .................      1,385,936
   Office space and general ......................        449,247
   Transfer agent, custodian and registrar
     fees and expenses ...........................        149,340
   Directors' fees and expenses ..................        113,019
   Stockholders' meeting and reports .............        108,837
   Auditing and legal fees .......................         90,000
   Miscellaneous taxes (note 1b) .................         65,400      4,370,774
                                                        ---------      ---------
NET INVESTMENT INCOME ............................                     4,248,703


REALIZED GAIN AND CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS (NOTES 1d AND
4)
--------------------------------------------------------------------------------
  Net realized gain on sales of securities .......     50,183,925
  Net increase in unrealized appreciation ........     96,007,786
                                                     ------------

 NET GAIN ON INVESTMENTS .........................                   146,191,711
                                                                    ------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .....................                  $150,440,414
                                                                    ============

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table shows per share operating performance data, total investment return, ratios and supplemental data for the nine months ended September 30, 1997 and the year ended December 31, 1996. This information has been derived from information contained in the financial statements and market price data for the Company's shares.

                                                    Nine Months
                                                       Ended         Year Ended
                                                September 30, 1997  December 31,
                                                      (Unaudited)       1996
                                                       ---------    ------------
PER SHARE OPERATING PERFORMANCE

  Net asset value, beginning of period ............      $  25.24       $  23.94
                                                         --------       --------
      Net investment income .......................           .19            .22
      Net gain on securities -
         realized and unrealized ..................          6.51           3.86
                                                         --------       --------
  Total from investment operations ................          6.70           4.08
                                                         --------       --------
  Less distributions:
      Dividends from investment income ............          (.06)(a)       (.20)
      Distributions from capital gains ............          (.44)         (2.58)
                                                         --------       --------
  Total distributions .............................          (.50)         (2.78)
                                                         --------       --------
  Net asset value, end of period ..................      $  31.44       $  25.24
                                                         ========       ========
  Per share market value, end of period ...........      $ 27.563       $  21.00
                                                         ========       ========

TOTAL INVESTMENT RETURN - Stockholder
      Return, based on market price per share .....         34.27%*        19.48%
RATIOS AND SUPPLEMENTAL DATA
  Total net assets, end of period (000's omitted) .      $711,478       $597,597
  Ratio of expenses to average net assets .........          0.69%*         1.05%
  Ratio of net income to average net assets .......          0.67%*         0.88%
  Portfolio turnover rate .........................         26.99%*        33.40%
  Average commission rate paid per share ..........      $  .0500       $  .0500
  Shares outstanding, end of period (000's omitted)        22,627         23,679

       (a) Includes short-term capital gain in the amount of $.05 per share.
        * Not annualized.

(see notes to financial statements)

4              STATEMENT OF INVESTMENTS  September 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
                           General American Investors

                                                        SHARES OR         VALUE
COMMON STOCKS                                        PRINCIPAL AMOUNT   (NOTE 1a)
COMMUNICATIONS AND INFORMATION SERVICES (6.3%)
Axiom Inc.+ .......................................      200,000     $ 2,350,000
Comcast UK Cable Partners Limited Class A + .......      439,500       4,504,875
Cox Communications, Inc. Class A + ................      350,000       9,646,875
NTL Incorporated + ................................      252,000       6,646,500
Reuters Holdings plc-ADR ..........................      200,000      14,250,000
Wolters Kluwer NV-ADR .............................       55,500       7,485,285
                                                                      ----------
                        (COST $28,499,343)                  --        44,883,535
                                                                      ----------

COMPUTER SOFTWARE AND SYSTEMS (4.2%)
Broderbund Software, Inc.+ ........................      200,000       6,800,000
Cisco Systems, Inc.+ ..............................      128,000       9,352,000
Dialogic Corporation + ............................       97,500       4,192,500
Hewlett-Packard Company ...........................       60,000       4,173,750
Pinnacle Systems, Inc.+ ...........................       87,500       2,559,375
Platinum Software Corporation + ...................      250,000       2,906,250
                                                                      ----------
                        (COST $15,469,134)                  --        29,983,875
                                                                      ----------


CONSUMER PRODUCTS AND SERVICES (11.1%)
AAPC Ltd. .........................................    7,725,700       3,190,714
Buffets, Inc.+ ....................................    1,200,000      12,975,000
Chrysler Corporation ..............................      425,000      15,645,312
Corning Incorporated ..............................      130,000       6,142,500
Ford Motor Company ................................      400,000      18,050,000
PepsiCo, Inc. .....................................      275,000      10,312,500
Philip Morris Companies Inc. ......................      305,000      12,676,563
                                                                      ----------
                        (COST $64,188,544)                  --        78,992,589
                                                                      ----------

ELECTRONICS AND SEMICONDUCTORS (0.6%)
Chips and Technologies, Inc. + ....................      100,000       1,600,000
Sensormatic Electronics Corporation + .............      185,500       2,620,187
                                                                      ----------
                        (COST $3,452,024)                   --         4,220,187
                                                                      ----------

ENVIRONMENTAL CONTROL
  (INCLUDING SERVICES) (2.6%)
USA Waste Services, Inc.+ .........................      473,000      18,860,875
                                                                      ----------
                        (COST  $6,983,020)

FINANCE AND INSURANCE (24.1%)
Ace Limited .......................................       35,000       3,290,000
AmerUs Life Holdings, Inc. Class A ................      162,500       5,332,031
American International Group, Inc. ................      115,000      11,866,563
American States Financial Corporation .............      158,800       7,463,600
Banco Popular Espanol, S.A. .......................       64,000       4,117,760
CCB Financial Corp. ...............................      108,500       8,747,812
Crestar Financial Corp. ...........................      300,000      14,062,500
Everest Reinsurance Holdings, Inc. ................      125,500       5,145,500
First Empire State Corporation ....................       50,000      20,750,000
First Midwest Bancorp, Inc. .......................      237,500       8,906,250
General Re Corporation ............................       95,000      18,857,500
Golden West Financial Corporation .................      168,500      15,122,875
Life Re Corporation ...............................      279,000      14,717,250
TIG Holdings, Inc. ................................      225,000       7,875,000
Transatlantic Holdings, Inc. ......................      202,500      14,504,062
U.S. Bancorp ......................................      111,000      10,711,500
                                                                     -----------
                        (COST $62,182,844)                  --       171,470,203
                                                                     -----------

HEALTH CARE  (16.7%)
     PHARMACEUTICALS (12.2%)
AB Astra Class A ..................................      632,500      11,656,975
AB Astra Class B ..................................      800,000      14,112,000
IDEC Pharmaceuticals Corporation + ................      250,000      10,468,750
Magainin Pharmaceuticals Inc.+ ....................      200,000       2,287,500
Merck & Co., Inc. .................................       34,500       3,447,844
Pfizer Inc. .......................................      510,000      30,663,750
R.P. Scherer Corporation + ........................      207,000      12,821,062
Ribi ImmunoChem Research, Inc.+ ...................      319,500       1,357,875
                                                                      ----------
                        (COST $33,497,220)                  --        86,815,756
                                                                      ----------
     MEDICAL INSTRUMENTS AND DEVICES (1.9%)
Medtronic, Inc. ...................................      280,000      13,195,000
                                                                     -----------
                        (COST $2,037,232)



5             STATEMENT OF INVESTMENTS September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors

                                                     SHARES OR          VALUE
COMMON STOCKS (continued)                         PRINCIPAL AMOUNT    (NOTE 1a)
     HEALTH CARE SERVICES (2.6%)
Aetna, Inc. .......................................       90,000   $   7,329,375
Huntingdon Life Sciences Group plc-ADR+ ...........      669,500       2,510,625
MedPartners, Inc.+ ................................      403,500       8,650,031
                                                                     -----------
                       (COST $20,879,582)                   --        18,490,031
                                                                     -----------
                       (COST $56,414,034)                   --       118,500,787
                                                                     -----------

MISCELLANEOUS (4.0%)
Other .............................................                   28,377,908
                                                                      ----------
                       (COST $28,970,147)


OIL & NATURAL GAS (INCLUDING SERVICES) (4.8%)
Repsol, S.A.-ADR ..................................      260,000      11,277,500
Texaco Inc. .......................................      270,000      16,588,125
Union Pacific Resources Group Inc. ................      235,000       6,154,062
                                                                      ----------
                       (COST $25,708,710)                   --        34,019,687
                                                                      ----------


RETAIL TRADE (12.9%)
PETsMART, Inc.+ ...................................    1,000,000      10,375,000
The Home Depot, Inc. ..............................    1,093,500      56,998,688
Wal-Mart Stores, Inc. .............................      670,000      24,580,625
                                                                      ----------
                       (COST $13,571,918)                   --        91,954,313
                                                                      ----------

SPECIAL HOLDINGS  #+ (NOTE 6) (0.9%)
BioReliance Corporation ...........................      317,258       5,829,616
Sequoia Capital IV ................................       ++              95,600
Warburg, Pincus Capital Partners, L.P. ............       ++             337,500
Welsh, Carson, Anderson & Stowe III ...............       ++               7,500
                                                                      ----------
                        (COST $3,096,230)                   --         6,270,216*
                                                                      ----------


TOTAL COMMON STOCKS (88.2%)  (COST $308,535,948)                     627,534,175
                                                                    ------------
         CONVERTIBLE CORPORATE NOTES
--------------------------------------------------------------------------------
MedImmune, Inc., 7% due 7/1/2003                       $4,000,000      7,840,000
USA Waste Services, Inc., 4% due 2/1/2002               1,000,000      1,093,750
                                                                      ----------
TOTAL CONVERTIBLE CORPORATE NOTES (1.3%)
                        (COST $4,940,000)                              8,933,750
                                                                      ----------



         SHORT-TERM SECURITIES AND OTHER ASSETS
--------------------------------------------------------------------------------
Ford Motor Credit Company notes
   due 10/9-11/6/97; 5.48%-5.50%                      $19,200,000     19,071,556
General Electric Capital Corp. notes
   due 10/2-11/13/97; 5.45%-5.53%                      16,800,000     16,684,060
General Motors Acceptance Corp. notes
   due 10/9-10/30/97; 5.51%-5.56%                      19,750,000     19,617,544
Sears Roebuck Acceptance Corp. notes
   due 10/6-11/10/97; 5.52%-5.55%                      18,400,000     18,283,231
                                                                   -------------
                        (COST $73,656,391)                            73,656,391

    Cash, receivables and other assets, less liabilities               1,353,535
                                                                   -------------

TOTAL SHORT-TERM SECURITIES AND OTHER ASSETS, NET (10.5%)
                        (COST $75,009,926)                            75,009,926
                                                                   -------------
NET ASSETS              (COST $388,485,874)                         $711,477,851
                                                                   =============

+Non-income producing security.                                  # Restricted security.
++ A limited partnership interest.                               * Fair value of each holding in the opinion of the
(see notes to financial statements)                                Directors.

6                  NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors


                       1. SIGNIFICANT ACCOUNTING POLICIES

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors. The Company is also registered under the Investment Advisers Act of 1940 as an investment adviser.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

a. SECURITY VALUATION Securities traded on securities exchanges or on the NASDAQ National Market System are valued at the last reported sales price on the last business day of the period. Listed and NASDAQ securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price on the valuation date. Corporate discount notes are valued at amortized cost, which approximates market value. Special holdings are valued at fair value in the opinion of the Directors. In determining fair value, in the case of restricted shares, consideration is given to cost, operating and other financial data and, where applicable, subsequent private offerings or market price of the issuer's unrestricted shares (to which a 30 percent discount is applied); for limited partnership interests, fair value is based upon an evaluation of the partnership's net assets.

b. FEDERAL INCOME TAXES The Company's policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required.

c. INVESTMENT ADVISORY FEES Income from fees (charged, generally, at the annual rate of 1/2% of assets under management, computed quarterly) is recorded as the related advisory services are performed by the Company.

d.  OTHER  As  customary  in  the  investment   company   industry,   securities
transactions   are  recorded  as  of  the  trade  date.   Dividend   income  and
distributions to stockholders are recorded as of the ex-dividend dates.

                   2. COMMON STOCK AND DIVIDEND  DISTRIBUTIONS
Transactions in Common Stock during the nine months ended September 30, 1997 and the year ended December 31, 1996 were as follows:

                                                                         SHARES                       AMOUNT
                                                                 -----------------------    ----------------------------
                                                                   1997          1996          1997            1996
                                                                 -----------------------    ----------------------------
Shares issued in payment of dividends ...................          332,541     1,684,879    $    332,541    $  1,684,879
Increase in paid-in capital .............................                                      6,900,226      32,960,445
                                                                                            ------------    ------------
      Total increase ....................................                                      7,232,767      34,645,324
                                                                                            ------------    ------------

Shares purchased (at an average discount from net asset
  value of 15.5% and 15.7%, respectively) ...............        1,384,100     1,968,905    (  1,384,100)     (1,968,905)
Decrease in paid-in capital .............................                                   ( 30,595,678)    (40,376,990)
                                                                                            ------------    ------------
      Total decrease ....................................                                   ( 31,979,778)    (42,345,895)
                                                                                            ------------    ------------
Net decrease ............................................                                   ($24,747,011)    ($7,700,571)
                                                                                            ============    ============

The cost of the 1,487,285 shares of Common Stock held in Treasury at September 30, 1997 amounted to $34,168,082.

Dividends in excess of net income for financial statement purposes result primarily from transactions where tax treatment differs from book treatment.

           3. OFFICERS' COMPENSATION AND RETIREMENT AND THRIFT PLANS
The aggregate compensation paid by the Company during the nine months ended September 30, 1997 to its officers amounted to $1,619,250.

The Company has non-contributory retirement plans and a contributory thrift plan which cover substantially all employees. The costs to the Company and the assets and liabilities of the plans are not material. Costs of the plans are funded currently.

                      4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (other than short-term securities) during the nine months ended September 30, 1997 were $148,986,027 and $171,986,750, respectively. At September 30, 1997, the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes.


                             5. GENERAL INFORMATION
Brokerage commissions during the nine months ended September 30, 1997 were $250,968, including $45,974 paid to Goldman, Sachs & Co. The Chairman Emeritus of the Company is a limited partner of The Goldman Sachs Group, L.P. which is an affiliate of Goldman, Sachs & Co.

                            6. RESTRICTED SECURITIES

                                                        DATE                      VALUE
                                                      ACQUIRED       COST       (NOTE 1a)
                                                      --------    ----------   ----------
BioReliance Corporation  ..........................   12/20/91    $1,310,795   $5,829,616
Sequoia Capital IV* ...............................   1/31/84      1,019,600       95,600
Warburg, Pincus Capital Partners, L.P.* ...........   10/04/83         4,399      337,500
Welsh, Carson, Anderson & Stowe III* ..............   3/10/83        261,136        7,500
Other .............................................                  500,300         --
                                                                  ----------   ----------
Total .............................................               $3,096,230   $6,270,216
                                                                  ==========   ==========

* The amounts shown are net of distributions from these limited partnership interests which, in the aggregate, amounted to $4,673,211, $5,122,777 and $3,617,418, respectively. The initial investment in each limited partnership was $2,000,000.

7                  NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
                           General American Investors

                         7. OPERATING LEASE COMMITMENT
In July 1992, the Company entered into an operating lease agreement for new office space which expires in 2007 and provides for future rental payments in the aggregate amount of approximately $5.6 million. The lease agreement contains a clause whereby the Company received twenty months of free rent beginning in December 1992 and escalation clauses relating to operating costs and real property taxes.

Rental expense approximated $225,000 for the nine months ended September 30, 1997. Minimum rental commitments under the operating lease are approximately $331,000 in 1997, $403,000 per annum in 1998 through 2002, and $504,000 per annum in 2003 through 2007.

In March 1996, the Company entered into a sublease agreement which expires in 2003 and provides for future rental receipts. Minimum rental receipts under the sublease are approximately $167,000 in 1997, $203,000 per annum in 1998 through 2002 and $64,000 in 2003. The Company will also receive its proportionate share of operating expenses and real property taxes under the sublease.

     MAJOR STOCK CHANGES* Three Months Ended September 30, 1997 (UNAUDITED)
-------------------------------------------------------------------------------


                                                                               Shares Held
INCREASES                                               SHARES              SEPTEMBER 30, 1997
--------------------------------------------------------------------------------------------------------
      NEW POSITIONS
      Axiom Inc.                                        200,000                   200,000
      Chips and Technologies, Inc.                      100,000                   100,000
      Corning Incorporated                              130,000                   130,000
      Union Pacific Resources Group Inc.                235,000                   235,000


      ADDITIONS
      CCB Financial Corp.                                   338                   108,500 (a)(b)
      IDEC Pharmaceuticals Corporation                  165,000                   250,000 (a)
      Magainin Pharmaceuticals Inc.                     116,000                   200,000 (a)
      Philip Morris Companies Inc.                       10,000                   305,000 (a)
      Repsol, S.A.-ADR                                   47,000                   260,000
      Reuters Holdings plc-ADR                           91,000                   200,000


DECREASES
--------------------------------------------------------------------------------------------------------
      ELIMINATIONS
      Alpha-Beta Technology, Inc.                       200,000                      --
      American Federal Bank, FSB                         92,500 (b)                  --
      The Cheesecake Factory Incorporated               104,000                      --
      Tricon Global Restaurants, Inc.                    27,500 (c)                  --
      Werner Enterprises, Inc.                          166,500                      --


      REDUCTIONS
      AAPC Ltd.                                         500,063                 7,725,700
      AB Astra Class A                                   59,500                   632,500
      Ace Limited                                        13,500                    35,000
      American International Group, Inc.                  5,000                   115,000 (d)
      American States Financial Corporation             135,700                   158,800
      Buffets, Inc.                                     120,000                 1,200,000
      Crestar Financial Corp.                            12,000                   300,000
      Dialogic Corporation                               32,500                    97,500
      MedPartners, Inc.                                  80,500                   403,500
      Medtronic, Inc.                                   120,000                   280,000 (d)
      Pinnacle Systems, Inc.                             30,000                    87,500
      Ribi ImmunoChem Research, Inc.                     30,000                   319,500
      Sensormatic Electronics Corporation               184,500                   185,500
      The Home Depot, Inc.                               39,750                 1,093,500 (d)
      USA Waste Services, Inc.                           20,000                   473,000
      U.S. Bancorp                                       19,800                   111,000 (e)
      Wal-Mart Stores, Inc.                             125,000                   670,000


*  Excludes transactions in Stocks - Miscellaneous - Other.
(a) Includes shares purchased in prior period and previously carried under Stocks - Miscellaneous - Other.
(b) 41,162  shares of CCB Financial Corp. were received in exchange for 92,500 shares of
    American Federal Bank, FSB in conjunction with a merger.
(c) 27,500 shares of Tricon Global Restaurants, Inc. were received in conjunction with a spinoff from PepsiCo, Inc.
(d) Includes shares received in conjunction with a stock split.
(e) Includes a reduction in shares in conjunction with a reorganization.

--------------------------------------------------------------------------------

In addition to purchases of the Company's Common Stock as set forth in Note 2 on page 6, purchases of Common Stock may be made at such times, at such prices, in such amounts and in such manner as the Board of Directors may deem advisable.

                                   DIRECTORS
--------------------------------------------------------------------------------

Lawrence B. Buttenwieser, Chairman

Arthur G. Altschul, Jr.
Lewis B. Cullman
Spencer Davidson
Gerald M. Edelman
Anthony M. Frank
John D. Gordan, III
Bill Green
Victoria Hamilton
Sidney R. Knafel
Richard R. Pivirotto
Joseph T. Stewart, Jr.
Raymond S. Troubh

Arthur G. Altschul, Chairman Emeritus
William O. Baker, Director Emeritus
William T. Golden, Director Emeritus

                                    OFFICERS
--------------------------------------------------------------------------------

Spencer Davidson, President & Chief Executive Officer
Victoria Hamilton, Executive Vice-President & Chief Operating Officer Andrew V. Vindigni, Vice-President
Eugene L. DeStaebler, Jr., Vice-President, Administration
Peter P. Donnelly, Vice-President & Trader
Diane G. Radosti, Treasurer
Carole Anne Clementi, Secretary

                               SERVICE COMPANIES
--------------------------------------------------------------------------------

COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Ernst & Young LLP

CUSTODIAN
Bankers Trust Company

TRANSFER AGENT AND REGISTRAR
ChaseMellon Shareholder Services, L.L.C.
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ  07660
1-800-413-5499